UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07326
Gabelli Investor Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
The Gabelli ABC Fund
Third Quarter Report – September 30, 2010

Mario J. Gabelli, CFA
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended September 30, 2010 among 371, 371, 306, and 163
Mid-Cap Blend funds, respectively.
To Our Shareholders,
     During the third quarter of 2010, The Gabelli ABC Fund’s (the “Fund”) (Class AAA) total return was 2.9% compared with the Standard & Poor’s (“S&P”) 500 Index of 11.3% and the Lipper U.S. Treasury Money Market Average of 0.01%.
     Enclosed is the portfolio of investments as of September 30, 2010.
Comparative Results
Average Annual Returns through September 30, 2010 (a) (Unaudited)

								Since
		Year to						Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	(5/14/93)
Gabelli ABC Fund
AAA Shares	2.90%	2.48%	3.53%	2.19%	5.16%	4.45%	6.30%	6.75%
Advisor Shares	2.92	2.28	3.23	1.94	4.99	4.37	6.26	6.85
S&P 500 Index	11.30	3.91	10.18	(7.15)	0.64	(0.43)	6.45	7.68
Lipper U.S. Treasury Money Market Average (b)	0.01	0.01	0.01	0.65	1.96	1.84	2.87	3.03
In the current prospectus, the expense ratio for Class AAA Shares is 0.66% and 0.91% for the Advisor Class Shares. The Fund does not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Returns would have been lower if certain expenses of the Fund had not been waived or reimbursed from April 1, 2002 through April 30, 2007. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about this and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper U.S. Treasury Money Market Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Shares net asset values (“NAV”) per share are used to calculate performance for the periods prior to the issuance of the Advisor Class Shares on May 1, 2007. The actual performance of the Advisor Class Shares would have been lower due to the additional expenses associated with this class of shares.

(b)	From April 30, 1993, the date closest to the Fund’s inception for which data is available.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2010 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

The Gabelli ABC Fund
Schedule of Investments — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 39.1%
	Aerospace — 0.1%
44,700	Herley Industries Inc.†	$737,550

	Airlines — 0.0%
25,000	ExpressJet Holdings Inc.†	166,750

	Automotive — 0.2%
100,000	Ford Motor Co.†	1,224,000

	Automotive: Parts and Accessories — 0.1%
5,000	ATC Technology Corp.†	123,700
2,500	Midas Inc.†	19,025
10,000	Strattec Security Corp.†	249,400

		392,125

	Broadcasting — 0.1%
9,000	Cogeco Inc.	275,537
10,000	Fisher Communications Inc.†	174,300
787	Granite Broadcasting Corp.† (a)	1
500	Liberty Media Corp. — Capital, Cl. A†	26,030
22,000	LIN TV Corp., Cl. A†	97,680
6,000	Salem Communications Corp., Cl. A†	17,820

		591,368

	Business Services — 4.1%
262,001	ArcSight Inc.†	11,412,764
15,000	Ascent Media Corp., Cl. A†	400,650
325,000	Bowne & Co. Inc.	3,682,250
40,000	DataCash Group plc	225,580
130,625	Diamond Management & Technology Consultants Inc.	1,632,813
48,000	Diebold Inc.	1,492,320
1,000	GTSI Corp.†	7,050
335,000	Misys plc†	1,502,969

		20,356,396

	Cable and Satellite — 0.3%
50,000	British Sky Broadcasting Group plc	554,133
15,000	Cablevision Systems Corp., Cl. A	392,850
7,001	DIRECTV, Cl. A†	291,452
32,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	126,510

		1,364,945

	Commercial Services — 2.3%
157,183	Hewitt Associates Inc.†	7,926,739
115,000	Pactiv Corp.†	3,792,700

		11,719,439

	Communications Equipment — 1.9%
730,000	ADC Telecommunications Inc.†	9,249,101

	Computer Software and Services — 5.3%
2,000	Fidelity National Information Services Inc.	54,260
1,000	Internet Brands Inc., Cl. A†	13,280
330,000	McAfee Inc.†	15,595,800
8,000	Mentor Graphics Corp.†	84,560
5,000	Novell Inc.†	29,850
20,000	Phoenix Technologies Ltd.†	78,000
2,000	Salary.com Inc.†	8,130
23,000	SanDisk Corp.†	842,950
407,500	Unica Corp.†	8,549,350
52,000	Yahoo! Inc.†	736,840

		25,993,020

	Consumer Products — 0.1%
500	Alberto-Culver Co.	18,825
15,000	Harman International Industries Inc.†	501,150
15,000	Heelys Inc.†	36,000
1	Whirlpool Corp.	81

		556,056

	Consumer Services — 0.0%
4,800	Dollar Thrifty Automotive Group Inc.†	240,672

	Diversified Industrial — 2.1%
500	Ginger†	19,086
2,000	Honeywell International Inc.	87,880
7,000	Katy Industries Inc.†	5,600
1,000	Munters AB	11,312
45,377	Myers Industries Inc.	389,788
265,000	National Patent Development Corp.†	368,350
277,500	Tomkins plc, ADR†	5,602,725
85,000	Tyco International Ltd.	3,122,050
97,400	WHX Corp.†	814,264

		10,421,055

	Electronics — 1.4%
7,000	A123 Systems Inc.†	62,790
70,000	Alliance Semiconductor Corp.	18,200
70,400	Cogent Inc.†	749,056
24,000	Emulex Corp.†	250,560
3,000	ICx Technologies Inc.†	22,650
19,000	International Rectifier Corp.†	400,710
22,000	Keithley Instruments Inc.	473,220
300,000	L-1 Identity Solutions Inc.†	3,519,000
20,000	MoSys Inc.†	97,600
50,000	Nu Horizons Electronics Corp.†	347,500
155,000	Sanyo Electric Co., Ltd.†	256,229
4,300	Smartrac NV†	116,536
10,000	Texas Instruments Inc.	271,400
40,000	Zygo Corp.†	392,000

		6,977,451

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities — 2.3%
33,000	Allegheny Energy Inc.	$809,160
7,000	Anadarko Petroleum Corp.	399,350
15,000	Dana Petroleum plc†	423,670
10,000	Dart Energy Ltd.†	11,405
350,000	Dragon Oil plc†	2,420,551
6,000	Dynegy Inc.†	29,220
46,000	Endesa SA	1,231,303
3,200	Exxon Mobil Corp.	197,728
42,000	GDF Suez, Strips	57
50,000	Great Plains Energy Inc.	945,000
32,100	Maine & Maritimes Corp.	1,441,290
12,063	Mirant Corp.†	120,147
250,000	Mirant Corp., Escrow† (a)	0
10,000	Northeast Utilities	295,700
56,000	NorthWestern Corp.	1,596,000
45,000	NRG Energy Inc.†	936,900
7,000	Occidental Petroleum Corp.	548,100
1,000	Origin Energy Ltd.	15,320
25,000	Progress Energy Inc., CVO†	3,750
95,000	WesternZagros Resources Ltd.†	35,086

		11,459,737

	Entertainment — 0.5%
1,001	Chestnut Hill Ventures† (a)	45,596
2,000	Discovery Communications Inc., Cl. A†	87,100
2,500	Discovery Communications Inc., Cl. C†	95,475
12,000	Electronic Arts Inc.†	197,160
3,000	Madison Square Garden Inc., Cl. A†	63,240
148,000	Take-Two Interactive Software Inc.†	1,500,720
24,000	Vivendi	655,997

		2,645,288

	Equipment and Supplies — 0.0%
25,000	Baldwin Technology Co. Inc., Cl. A†	30,500
60	Hexpol AB	863

		31,363

	Financial Services — 5.9%
90,000	AllianceBernstein Holding LP	2,376,900
31,600	American Physicians Capital Inc.	1,310,136
850,000	AmeriCredit Corp.†	20,791,000
2,000	Argo Group International Holdings Ltd.	69,480
40,000	Artio Global Investors Inc.	612,000
500	Deutsche Postbank AG†	17,017
100,000	GLG Partners Inc.†	450,000
20,000	H&R Block Inc.	259,000
60,000	KKR & Co. LP	636,000
2,200	Leucadia National Corp.†	51,964
500	MasterCard Inc., Cl. A	112,000
20,000	Oritani Financial Corp.	199,600
4,000	PNC Financial Services Group Inc.	207,640
2,000	Provident New York Bancorp	16,780
100,000	SLM Corp.†	1,155,000
10,000	TD Ameritrade Holding Corp.†	161,500
1,600	The Goldman Sachs Group Inc.	231,328
10,000	The Student Loan Corp.	297,000
500	Visa Inc., Cl. A	37,130
316	Wesco Financial Corp.	113,175
2,000	Willis Group Holdings plc	61,640

		29,166,290

	Food and Beverage — 0.9%
65,000	Coca-Cola Enterprises Inc.	2,015,000
2,000	Corn Products International Inc.	75,000
500	Genesee Corp., Cl. A† (a)	0
10,000	Kraft Foods Inc., Cl. A	308,600
1,000	Menu Foods Income Fund†	4,665
6,000	Pernod-Ricard SA	500,995
12,201	Remy Cointreau SA	821,755
62,000	Sara Lee Corp.	832,660

		4,558,675

	Health Care — 5.1%
4,000	Abraxis BioScience Inc.†	309,361
29,500	Alcon Inc.	4,920,305
468	Allergan Inc.	31,136
6,000	ArthroCare Corp.†	163,080
8,000	Baxter International Inc.	381,680
3,500	Biogen Idec Inc.†	196,420
40,000	Crucell NV†	1,335,987
48,400	Crucell NV, ADR†	1,609,784
23,000	Genzyme Corp.†	1,628,170
30,000	Indevus Pharmaceuticals Inc., Escrow† (a)	33,000
500	Mead Johnson Nutrition Co.	28,455
24,000	Merck & Co. Inc.	883,440
1,000	Movetis NV†	25,888
33,000	NBTY Inc.†	1,814,340
62,500	NightHawk Radiology Holdings Inc.†	398,750
2,000	Osteotech Inc.†	12,920
45,200	OTIX Global Inc.†	466,916
25,000	Psychiatric Solutions Inc.†	838,750
78,400	Res-Care Inc.†	1,040,368
7,000	Talecris Biotherapeutics Holdings Corp.†	160,160
1,000	UCB SA	34,783
1,781	Valeant Pharmaceuticals International Inc.	44,612
340,000	WuXi PharmaTech (Cayman) Inc., ADR†	5,834,400
325,000	Zymogenetics Inc.†	3,168,750

		25,361,455

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 0.3%
1,773	Churchill Downs Inc.	$63,332
37,000	Las Vegas Sands Corp.†	1,289,450
8,000	MGM Resorts International†	90,240

		1,443,022

	Information Technology — 2.6%
480,000	Netezza Corp.†	12,936,000

	Materials — 0.0%
4,000	CIMPOR — Cimentos de Portugal SGPS SA	25,749

	Metals and Mining — 0.4%
13,000	Alcoa Inc.	157,430
270,000	Andean Resources Ltd.†	1,640,101
20,000	Camino Minerals Corp.†	7,387
500	Freeport-McMoRan Copper & Gold Inc.	42,695
10,000	Gold Fields Ltd., ADR	152,700
1,500	Newmont Mining Corp.	94,215
8,000	NovaGold Resources Inc.†	69,920
237	Royal Gold Inc.	11,724

		2,176,172

	Paper and Forest Products — 0.1%
30,000	Cellu Tissue Holdings Inc.†	357,900

	Publishing — 0.0%
1,000	PagesJaunes Groupe	10,471

	Real Estate — 0.0%
500	ECO Business-Immobilien AG†	4,874

	Restaurants — 0.2%
38,100	Burger King Holdings Inc.	909,828

	Retail — 0.9%
39,000	AutoNation Inc.†	906,750
63,042	Casey’s General Stores Inc.	2,632,004
60,000	Denny’s Corp.†	186,600
1,000	Landry’s Restaurants Inc.†	24,490
22,000	Macy’s Inc.	507,980
2,000	Massmart Holdings Ltd.	42,409
4,000	Pier 1 Imports Inc.†	32,760
1,000	Saks Inc.†	8,600
15,000	The Great Atlantic & Pacific Tea Co. Inc.†	59,400

		4,400,993

	Specialty Chemicals — 0.3%
3,000	Airgas Inc.	203,850
11,000	International Flavors & Fragrances Inc.	533,720
16,000	Monsanto Co.	766,880
1,400	Potash Corp. of Saskatchewan Inc.	201,656

		1,706,106

	Telecommunications — 1.4%
300,000	Asia Satellite Telecommunications Holdings Ltd.	541,317
40,000	BCE Inc.	1,300,000
18,000	Corning Inc.	329,040
120,000	Fastweb SpA†	2,933,173
100,000	Portugal Telecom SGPS SA	1,334,624
3,000	Telegroup Inc.† (a)	0
7,000	Telephone & Data Systems Inc.	229,600
6,000	Verizon Communications Inc.	195,540

		6,863,294

	Transportation — 0.1%
33,000	AMR Corp.†	206,910
5,200	GATX Corp.	152,464

		359,374

	Wireless Communications — 0.1%
500	American Tower Corp., Cl. A†	25,630
14,000	Metricom Inc.† (a)	42
8,000	United States Cellular Corp.†	367,760
50,000	Winstar Communications Inc.† (a)	50

		393,482

	TOTAL COMMON STOCKS	194,800,001

	PREFERRED STOCKS — 0.2%
	Automotive — 0.2%
21,000	Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd	1,006,110

	Communications Equipment — 0.0%
	RSL Communications Ltd.,
1,000	7.500%, Cv. Pfd.† (a)(b)(c)	0

2,000	7.500%, Cv. Pfd., Ser. A† (a)	0

		0

	Home Furnishings — 0.0%
8,000	O’Sullivan Industries Holdings Inc., 12.000% Pfd.† (a)	0

	Telecommunications — 0.0%
6,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	234,000

	TOTAL PREFERRED STOCKS	1,240,110

	RIGHTS — 0.0%
	Health Care — 0.0%
6,000	Fresenius Kabi Pharmaceuticals Holding Inc., CVR, expire 12/31/10†	210

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
377	Federal-Mogul Corp., expire 12/27/14†	124

See accompanying notes to schedule of investments.

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2010 (Unaudited)

		Market
Shares		Value
	WARRANTS (Continued)
	Broadcasting — 0.0%
1,969	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (a)	$2
1,969	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (a)	0

		2

	TOTAL WARRANTS	126

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 1.2%
	Aerospace — 0.2%
	GenCorp Inc., Sub. Deb. Cv.,
$1,000,000	2.250%, 11/15/24	970,000
100,000	4.063%, 12/31/39 (b)	90,625

		1,060,625

	Business Services — 0.3%
1,500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,631,250

	Computer Software and Services — 0.6%
2,800,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,583,000

	Diversified Industrial — 0.0%
200,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	225,750

	Retail — 0.1%
600,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	437,250

	TOTAL CONVERTIBLE CORPORATE BONDS	5,937,875

	CORPORATE BONDS — 0.1%
	Computer Software and Services — 0.0%
100,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/11† (a)	2,250

	Consumer Products — 0.0%
3,600,000	Pillowtex Corp., Sub. Deb., 6.000%, 12/15/10† (a)	0

	Energy and Utilities — 0.1%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	660,000

	TOTAL CORPORATE BONDS	662,250

	U.S. GOVERNMENT OBLIGATIONS — 59.4%
296,203,000	U.S. Treasury Bills, 0.060% to 0.463%††, 10/07/10 to 03/17/11 (d)	296,117,018

	TOTAL INVESTMENTS — 100.0% (Cost $494,205,757)	$498,757,590

	Aggregate tax cost	$495,928,644

	Gross unrealized appreciation	$10,374,465
	Gross unrealized depreciation	(7,545,519)

	Net unrealized appreciation/depreciation	$2,828,946

Shares
	SECURITIES SOLD SHORT — (0.8)%
	Financial Services — (0.8)%
100,000	AON Corp.	3,911,000

	Aggregate proceeds	$3,866,085

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(44,915)

	Net unrealized appreciation/depreciation	$(44,915)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2010, the market value of fair valued securities amounted to $80,941 or 0.02% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the market value of Rule 144A securities amounted to $90,625 or 0.02% of total investments.

(c)	Illiquid security.

(d)	At September 30, 2010, $5,000,000 of the principal amount was pledged as collateral for securities sold short.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

Cv.	Convertible

CVO	Contingent Value Obligation

CVR	Contingent Value Rights

STEP	Step coupon bond. The rate disclosed is that in effect at September 30, 2010.
See accompanying notes to schedule of investments.

The Gabelli ABC Fund (the “Fund”)
Notes to Schedule of Investments (Unaudited)
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli ABC Fund

Notes to Schedule of Investments (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$591,367	—	$1	$591,368
Diversified Industrial	4,818,330	$5,602,725	—	10,421,055
Energy and Utilities	11,455,987	3,750	—	11,459,737
Entertainment	2,599,692	—	45,596	2,645,288
Food and Beverage	4,558,675	—	0	4,558,675
Health Care	25,328,455	—	33,000	25,361,455
Wireless Communications	393,390	—	92	393,482
Other Industries (a)	139,368,941	—	—	139,368,941

Total Common Stocks	189,114,837	5,606,475	78,689	194,800,001

Preferred Stocks:
Communications Equipment	—	—	0	0
Home Furnishings	—	—	0	0
Other Industries (a)	1,240,110	—	—	1,240,110

Total Preferred Stocks	1,240,110	—	0	1,240,110

Rights (a)	210	—	—	210
Warrants:
Automotive: Parts and Accessories	124	—	—	124
Broadcasting	—	2	—	2

Total Warrants	124	2	—	126

Convertible Corporate Bonds	—	5,937,875	—	5,937,875
Corporate Bonds	—	662,250	0	662,250
U.S. Government Obligations	—	296,117,018	—	296,117,018

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$190,355,281	$308,323,620	$78,689	$498,757,590

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
Securities Sold Short (a)	$(3,911,000)	$—	$—	$(3,911,000)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(3,911,000)	$—	$—	$(3,911,000)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the period ended September 30, 2010.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
									during the
									period on
				Change in					Level 3
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	held at
	12/31/09	(premiums)	(loss)	depreciation	(sales)	Level 3†	Level 3†	9/30/10	9/30/10

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$—	$—	$—	$1	$—	$0	$—	$1	$1
Computer Software and Services	36,450	—	119,313	(36,450)	(119,313)	—	—	—	—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Entertainment	33,764	—	—	11,832	—	—	—	45,596	11,832
Food and Beverage	0	—	(1,020)	1,020	(0)	—	—	0	—
Healthcare	33,000	—	—	—	—	—	—	33,000	—
Telecommunications	0	—	—	—	—	—	(0)	—	—
Wireless Communications	50	—	—	41	—	1	—	92	41

Total Common Stocks	103,264	—	118,293	(23,556)	(119,313)	1	(0)	78,689	11,874

Preferred Stocks:
Communications Equipment	0	—	—	—	—	—	—	0	—
Home Furnishings	0	—	—	—	—	—	—	0	—

Total Preferred Stocks	0	—	—	—	—	—	—	0	—

Corporate Bonds	0	—	—	—	—	—	—	0	—

TOTAL INVESTMENTS IN SECURITIES	$103,264	$—	$118,293	$(23,556)	$(119,313)	$1	$(0)	$78,689	$11,874

†	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact of the additional disclosure requirements on the Fund’s financial statements.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of September 30, 2010, refer to the Schedule of Investments.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at September 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended September 30, 2010, the Fund had no investments in swap agreements.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended September 30, 2010, the Fund had no investments in futures contracts.

The Gabelli ABC Fund
Notes to Schedule of Investments (Continued) (Unaudited)
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended September 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

The Gabelli ABC Fund
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer
GAMCO Investors, Inc.

Anthony J. Colavita
President
Anthony J. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer
KeySpan Corp.

Mary E. Hauck
Former Senior Portfolio Manager
Gabelli-O’Connor Fixed Income
Mutual Fund Management Co.

Kuni Nakamura
President
Advanced Polymer, Inc.

Werner J. Roeder, MD
Medical Director
Lawrence Hospital

Officers

Bruce N. Alpert
President and Secretary

Agnes Mullady
Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB408Q310SR
The Gabelli ABC Fund
Morningstar® rated The Gabelli ABC Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended September 30, 2010 among 371, 371, 306, and
163 Mid-Cap Blend funds, respectively.
THIRD QUARTER REPORT
SEPTEMBER 30, 2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Investor Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/26/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date 11/26/10

By (Signature and Title)*	/s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/26/10

*	Print the name and title of each signing officer under his or her signature.